Note 7 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Excess of carrying value of preferred shares and embedded derivatives liabilities, over the stated capital of the preferred shares	$ 173,285,855	$ 173,285,855
Series A preferred shares [member]
Statement Line Items [Line Items]
Excess of carrying value of preferred shares and embedded derivatives liabilities, over the stated capital of the preferred shares		$ 173,285,855